CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Paranthetical) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Other comprehensive loss, tax